Standby Equity Purchase Agreement - Additional Information (Details)			12 Months Ended
		Aug. 22, 2024 shares	Jun. 30, 2024 USD ($) shares	Oct. 12, 2023 shares	Aug. 14, 2023 USD ($)	Jun. 30, 2023 USD ($) shares
Class of Stock [Line Items]
Ordinary stock, shares, issued			170,453,431			126,799,854
Ordinary shares | $	[1]		$ 17,044			$ 12,679
Arena Business Solutions Global Spc II, Ltd
Class of Stock [Line Items]
Ordinary stock, shares, issued			0	2,994,012
Additional issue of ordinary shares			5,519,847
Additional ordinary shares			5,519,847
Ordinary shares | $					$ 150,000,000
Arena Business Solutions Global Spc II, Ltd | Subsequent Event
Class of Stock [Line Items]
New ordinary shares issued		5,519,847
Arena Business Solutions Global Spc II, Ltd | Expected Volatility
Class of Stock [Line Items]
Fair value of put right measurement input using Black-Scholes model			0.908
Arena Business Solutions Global Spc II, Ltd | Risk-Free Interest Rate
Class of Stock [Line Items]
Fair value of put right measurement input using Black-Scholes model			0.0458
Arena Business Solutions Global Spc II, Ltd | Expected Life
Class of Stock [Line Items]
Fair value of put right measurement input using Black-Scholes model			1.17
Arena Business Solutions Global Spc II, Ltd | Exercise Price
Class of Stock [Line Items]
Fair value of put right measurement input using Black-Scholes model			1
Arena Business Solutions Global Spc II, Ltd | Share Price
Class of Stock [Line Items]
Fair value of put right measurement input using Black-Scholes model			0.18
Arena Business Solutions Global Spc II, Ltd | Other Expense
Class of Stock [Line Items]
Fair value of shares | $			$ 3,228,510

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.